OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-09911

Hussman Investment Trust

(Exact name of registrant as specified in charter)

5136 Dorsey Hall Drive Ellicott City, Maryland	21042
(Address of principal executive offices)	(Zip code)

John F. Splain

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         June 30, 2012

Date of reporting period:       March 31, 2012

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
Consumer Discretionary - 19.0%
Diversified Consumer Services - 0.7%
DeVry, Inc.	250,000	$8,467,500
H&R Block, Inc.	1,500,000	24,705,000
ITT Educational Services, Inc. (a)	55,000	3,637,700
		36,810,200
Hotels, Restaurants & Leisure - 5.6%
Cheesecake Factory, Inc. (The) (a)	2,292,000	67,361,880
Jack in the Box, Inc. (a)	1,200,000	28,764,000
Panera Bread Co. - Class A (a)	750,000	120,690,000
PF Chang's China Bistro, Inc.	500,000	19,760,000
Starbucks Corp.	1,000,000	55,890,000
		292,465,880
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	150,000	30,376,500

Leisure Equipment & Products - 0.6%
Mattel, Inc.	1,000,000	33,660,000

Media - 2.5%
Comcast Corp. - Class A	1,050,000	31,510,500
DIRECTV - Class A (a)	550,000	27,137,000
DISH Network Corp. - Class A	1,500,000	49,395,000
McClatchy Co. (The) - Class A (a)	143,000	413,270
McGraw-Hill Cos., Inc. (The)	500,000	24,235,000
		132,690,770
Multiline Retail - 1.8%
Family Dollar Stores, Inc.	693,000	43,853,040
Kohl's Corp.	1,000,000	50,030,000
		93,883,040
Specialty Retail - 6.7%
Aéropostale, Inc. (a)	4,063,000	87,842,060
American Eagle Outfitters, Inc.	1,000,000	17,190,000
Bed Bath & Beyond, Inc. (a)	1,100,000	72,347,000
Best Buy Co., Inc.	2,250,000	53,280,000
Buckle, Inc. (The)	643,000	30,799,700
GameStop Corp. - Class A	1,112,000	24,286,080
Gap, Inc. (The)	650,000	16,991,000
RadioShack Corp.	1,000,000	6,220,000
Staples, Inc.	1,500,000	24,270,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Consumer Discretionary - 19.0% (Continued)
Specialty Retail - 6.7% (Continued)
TJX Cos., Inc. (The)	450,000	$17,869,500
		351,095,340
Textiles, Apparel & Luxury Goods - 0.5%
Under Armour, Inc. - Class A (a)	285,000	26,790,000

Consumer Staples - 17.0%
Beverages - 3.8%
Coca-Cola Co. (The)	1,603,000	118,638,030
PepsiCo, Inc.	1,250,000	82,937,500
		201,575,530
Food & Staples Retailing - 3.1%
Kroger Co. (The)	1,650,000	39,979,500
Sysco Corp.	650,000	19,409,000
Walgreen Co.	3,000,000	100,470,000
		159,858,500
Food Products - 2.6%
Campbell Soup Co.	1,055,000	35,711,750
ConAgra Foods, Inc.	500,000	13,130,000
General Mills, Inc.	1,000,000	39,450,000
Hershey Co. (The)	339,000	20,790,870
Kellogg Co.	500,000	26,815,000
		135,897,620
Household Products - 7.5%
Clorox Co. (The)	1,250,000	85,937,500
Colgate-Palmolive Co.	1,000,000	97,780,000
Energizer Holdings, Inc. (a)	250,000	18,545,000
Kimberly-Clark Corp.	1,225,000	90,515,250
Procter & Gamble Co. (The)	1,500,000	100,815,000
		393,592,750
Energy - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
Chevron Corp.	250,000	26,810,000
Exxon Mobil Corp.	1,250,000	108,412,500
Marathon Oil Corp.	1,000,000	31,700,000
		166,922,500
Financials - 1.9%
Consumer Finance - 0.4%
World Acceptance Corp. (a)	345,000	21,131,250

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Financials - 1.9% (Continued)
Insurance - 1.5%
ACE Ltd.	300,000	$21,960,000
Berkshire Hathaway, Inc. - Class B (a)	375,000	30,431,250
Chubb Corp. (The)	400,000	27,644,000
		80,035,250
Health Care - 35.9%
Biotechnology - 6.2%
Amgen, Inc.	1,250,000	84,987,500
Biogen Idec, Inc. (a)	1,000,000	125,970,000
Cubist Pharmaceuticals, Inc. (a)	674,000	29,150,500
Gilead Sciences, Inc. (a)	650,000	31,752,500
PDL BioPharma, Inc.	905,000	5,746,750
Vertex Pharmaceuticals, Inc. (a)	1,170,000	47,981,700
		325,588,950
Health Care Equipment & Supplies - 6.4%
Align Technology, Inc. (a)	1,250,000	34,437,500
Becton, Dickinson and Co.	300,000	23,295,000
Cyberonics, Inc. (a)	997,000	38,015,610
Medtronic, Inc.	1,500,000	58,785,000
ResMed, Inc. (a)	350,000	10,818,500
St. Jude Medical, Inc.	1,250,000	55,387,500
Stryker Corp.	500,000	27,740,000
Varian Medical Systems, Inc. (a)	1,250,000	86,200,000
		334,679,110
Health Care Providers & Services - 7.3%
Aetna, Inc.	650,000	32,604,000
Amedisys, Inc. (a)	146,000	2,111,160
CIGNA Corp.	1,250,000	61,562,500
Humana, Inc.	1,000,000	92,480,000
Laboratory Corp. of America Holdings (a)	500,000	45,770,000
Patterson Cos., Inc.	128,000	4,275,200
UnitedHealth Group, Inc.	1,453,000	85,639,820
WellPoint, Inc.	800,000	59,040,000
		383,482,680
Life Sciences Tools & Services - 5.1%
Agilent Technologies, Inc.	1,000,000	44,510,000
Harvard Bioscience, Inc. (a)	1,000,000	3,920,000
Illumina, Inc. (a)	810,000	42,614,100
Life Technologies Corp. (a)	1,953,000	95,345,460

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Health Care - 35.9% (Continued)
Life Sciences Tools & Services - 5.1% (Continued)
Waters Corp. (a)	850,000	$78,761,000
		265,150,560
Pharmaceuticals - 10.9%
Abbott Laboratories	750,000	45,967,500
AstraZeneca plc - ADR	2,500,000	111,225,000
Bristol-Myers Squibb Co.	1,000,000	33,750,000
Eli Lilly & Co.	2,250,000	90,607,500
Endo Pharmaceuticals Holdings, Inc. (a)	1,914,000	74,129,220
Forest Laboratories, Inc. (a)	350,000	12,141,500
Johnson & Johnson	1,750,000	115,430,000
Novartis AG - ADR	500,000	27,705,000
Pfizer, Inc.	2,000,000	45,320,000
Shire plc - ADR	183,000	17,339,250
		573,614,970
Information Technology - 15.8%
Communications Equipment - 2.0%
ADTRAN, Inc.	140,000	4,366,600
Cisco Systems, Inc.	3,000,000	63,450,000
InterDigital, Inc.	608,000	21,194,880
Research In Motion Ltd. (a)	1,000,000	14,710,000
		103,721,480
Computers & Peripherals - 4.2%
Dell, Inc. (a)	5,609,000	93,109,400
NetApp, Inc. (a)	500,000	22,385,000
QLogic Corp. (a)	1,250,000	22,200,000
Synaptics, Inc. (a)	2,340,000	85,433,400
		223,127,800
Electronic Equipment & Instruments - 0.0% (b)
FUJIFILM Holdings Corp. - ADR	49,400	1,161,394

Internet Software & Services - 1.4%
eBay, Inc. (a)	1,675,000	61,790,750
j2 Global, Inc.	500,000	14,340,000
		76,130,750
IT Services - 0.5%
CACI International, Inc. - Class A (a)	250,000	15,572,500
Syntel, Inc.	156,000	8,736,000
		24,308,500

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Information Technology - 15.8% (Continued)
Semiconductors & Semiconductor Equipment - 5.5%
Altera Corp.	952,000	$37,908,640
Broadcom Corp. - Class A	450,000	17,685,000
First Solar, Inc. (a)	430,000	10,771,500
Intel Corp.	4,000,000	112,440,000
Microchip Technology, Inc.	264,000	9,820,800
SunPower Corp. (a)	2,700,000	17,226,000
Texas Instruments, Inc.	500,000	16,805,000
TriQuint Semiconductor, Inc. (a)	1,319,000	9,094,505
Xilinx, Inc.	1,500,000	54,645,000
		286,396,445
Software - 2.2%
BMC Software, Inc. (a)	650,000	26,104,000
Check Point Software Technologies Ltd. (a)	309,000	19,726,560
Microsoft Corp.	1,500,000	48,375,000
Oracle Corp.	750,000	21,870,000
		116,075,560
Materials - 0.5%
Chemicals - 0.1%
BASF SE - ADR	76,800	6,722,304

Paper & Forest Products - 0.4%
International Paper Co.	519,000	18,216,900

Telecommunication Services - 1.9%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	1,500,000	46,845,000
Verizon Communications, Inc.	1,000,000	38,230,000
		85,075,000
Wireless Telecommunications Services - 0.3%
China Mobile Ltd. - ADR	250,000	13,770,000

Total Common Stocks (Cost $4,354,984,168)		$4,994,007,533

PUT OPTION CONTRACTS - 1.4%	Contracts	Value
Nasdaq 100 Index Option, 06/16/2012 at $2,500	2,000	$4,990,000
Russell 2000 Index Option, 06/16/2012 at $620	8,000	1,272,000
S&P 500 Index Option, 06/16/2012 at $1,330	6,500	11,973,000

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

PUT OPTION CONTRACTS - 1.4% (Continued)	Contracts	Value
S&P 500 Index Option, 06/16/2012 at $1,370	20,000	$55,340,000
Total Put Option Contracts (Cost $91,418,605)		$73,575,000

Total Investments at Value - 96.6% (Cost $4,446,402,773)		$5,067,582,533

MONEY MARKET FUNDS - 32.2%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (c)	507,713,598	$507,713,598
First American Treasury Obligations Fund - Class Y, 0.00% (c)	1,184,665,032	1,184,665,032
Total Money Market Funds (Cost $1,692,378,630)		$1,692,378,630

Total Investments and Money Market Funds at Value - 128.8% (Cost $6,138,781,403)		$6,759,961,163

Written Call Options - (28.7%)		(1,507,921,000)

Liabilities in Excess of Other Assets - (0.1%)		(3,219,769)

Net Assets - 100.0%		$5,248,820,394

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2012.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC GROWTH FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2012 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
Nasdaq 100 Index Option,
06/16/2012 at $1,800	2,000	$190,178,000	$166,907,351
Russell 2000 Index Option,
06/16/2012 at $620	8,000	167,488,000	147,989,404
S&P 500 Index Option,
04/21/2012 at $950	6,500	296,855,000	268,441,391
S&P 500 Index Option,
04/21/2012 at $980	20,000	853,400,000	765,973,510
Total Written Option Contracts		$1,507,921,000	$1,349,311,656

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

COMMON STOCKS - 4.0%	Shares	Value
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
NuStar Energy L.P.	89,000	$5,258,120
ONEOK Partners L.P.	69,000	3,772,230
Williams Partners L.P.	85,000	4,810,150
		13,840,500
Materials - 2.6%
Metals & Mining - 2.6%
Agnico-Eagle Mines Ltd.	244,000	8,144,720
AngloGold Ashanti Ltd. - ADR	224,000	8,270,080
Barrick Gold Corp.	451,000	19,609,480
Compañía de Minas Buenaventura S.A. - ADR	225,000	9,069,750
Goldcorp, Inc.	1,000	45,060
Gold Fields Ltd.	1,000	13,900
Harmony Gold Mining Co. Ltd. - ADR	636,000	6,951,480
Newmont Mining Corp.	251,000	12,868,770
Randgold Resources Ltd. - ADR	50,000	4,399,000
Stillwater Mining Co. (a)	10,000	126,400
		69,498,640
Utilities - 0.9%
Electric Utilities - 0.4%
American Electric Power Co., Inc.	1,000	38,580
Duke Energy Corp.	1,000	21,010
Edison International	1,000	42,510
Entergy Corp.	14,000	940,800
Exelon Corp.	1,000	39,210
FirstEnergy Corp.	83,000	3,783,970
NextEra Energy, Inc.	1,000	61,080
Pepco Holdings, Inc.	55,000	1,038,950
Pinnacle West Capital Corp.	23,000	1,101,700
PPL Corp.	1,000	28,260
UniSource Energy Corp.	56,000	2,047,920
		9,143,990
Multi-Utilities - 0.5%
Ameren Corp.	1,000	32,580
Dominion Resources, Inc.	16,000	819,360
DTE Energy Co.	67,000	3,687,010
Public Service Enterprise Group, Inc.	250,000	7,652,500

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 4.0% (Continued)	Shares	Value
Utilities - 0.9% (Continued)
Multi-Utilities - 0.5% (Continued)
SCANA Corp.	37,000	$1,687,570
		13,879,020

Total Common Stocks (Cost $113,167,015)		$106,362,150

U.S. TREASURY OBLIGATIONS - 53.3%	Par Value	Value
U.S. Treasury Bonds - 1.8%
3.125%, due 11/15/2041	$50,000,000	$47,968,750

U.S. Treasury Inflation-Protected Notes - 2.8%
2.00%, due 04/15/2012	27,921,250	27,993,231
2.00%, due 07/15/2014	30,058,000	32,760,875
2.50%, due 01/15/2029	10,555,800	13,961,692
		74,715,798
U.S. Treasury Notes - 48.7%
0.75%, due 06/15/2014	300,000,000	302,390,700
2.25%, due 03/31/2016	200,000,000	211,609,400
2.00%, due 04/30/2016	150,000,000	157,160,250
1.75%, due 05/31/2016	100,000,000	103,765,600
3.00%, due 08/31/2016	75,000,000	81,779,325
2.125%, due 08/15/2021	200,000,000	199,890,600
2.00%, due 11/15/2021	250,000,000	246,152,500
		1,302,748,375

Total U.S. Treasury Obligations (Cost $1,393,975,884)		$1,425,432,923

EXCHANGE-TRADED FUNDS - 1.4%	Shares	Value
CurrencyShares British Pound Sterling Trust (a) (b)	100,000	$15,858,000
CurrencyShares Swiss Franc Trust (a) (b)	100,000	10,928,000
SPDR DB International Government Inflation-Protected Bond ETF	160,000	9,672,000
Total Exchange-Traded Funds (Cost $33,328,100)		$36,458,000

Total Investments at Value - 58.7% (Cost $1,540,470,999)		$1,568,253,073

HUSSMAN STRATEGIC TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 41.1%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (c)	329,323,274	$329,323,274
First American Treasury Obligations Fund - Class Y, 0.00% (c)	768,420,973	768,420,973
Total Money Market Funds (Cost $1,097,744,247)		$1,097,744,247

Total Investments and Money Market Funds at Value - 99.8% (Cost $2,638,215,246)		$2,665,997,320

Other Assets in Excess of Liabilities - 0.2%		6,403,535

Net Assets - 100.0%		$2,672,400,855

ADR	- American Depositary Receipt.

(a)	Non-income producing security.
(b)	For federal income tax purposes, structured as a grantor trust.
(c)	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2012.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

COMMON STOCKS - 59.6%	Shares	Value
Argentina - 0.6%
Telecom Argentina S.A. - ADR	28,000	$496,160

Australia - 1.2%
Cochlear Ltd. (a)	3,000	192,179
Telstra Corp. Ltd. - ADR	54,000	925,560
		1,117,739
Belgium - 0.5%
Mobistar S.A. (a)	8,000	398,814

Brazil - 1.2%
Companhia de Saneamento Básico do Estado de São Paulo - ADR	5,000	383,100
Telefônica Brasil S.A. - ADR	23,000	704,490
		1,087,590
Canada - 1.3%
Alimentation Couche-Tard, Inc. - Class B	20,000	656,675
Tim Hortons, Inc. - ADR	10,000	535,400
		1,192,075
Chile - 0.2%
Embotelladora Andina S.A. - Class B - ADR	200	6,726
Enersis S.A. - ADR	8,000	161,520
		168,246
China - 0.9%
Mindray Medical International Ltd. - ADR	5,000	164,850
NetEase.com, Inc. - ADR (b)	8,000	464,800
Yue Yuen Industrial (Holdings) Ltd. - ADR	12,000	209,880
		839,530
Denmark - 2.3%
H. Lundbeck A/S (a)	45,000	904,445
Novo Nordisk A/S - ADR	3,000	416,130
William Demant Holding A/S (a) (b)	8,000	747,525
		2,068,100
France - 8.5%
Alten (a)	12,000	383,074
Casino Guichard-Perrachon S.A. (a)	4,750	468,302
Cegid Group (a)	10,000	218,739
Christian Dior S.A. (a)	4,000	614,488
Danone S.A. (a)	13,000	906,876
Dassault Systemes S.A. - ADR	6,750	621,945

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 59.6% (Continued)	Shares	Value
France - 8.5% (Continued)
Iliad S.A. (a)	5,500	$758,324
Infotel S.A. (a)	3,066	239,208
L'Oréal S.A. (a)	3,600	444,345
Metropole Television S.A. (a)	17,500	316,157
Norbert Dentressangle S.A. (a)	8,000	710,570
Sanofi-Aventis - ADR	22,100	856,375
Total S.A. - ADR	12,500	639,000
Zodiac Aerospace (a)	5,000	520,228
		7,697,631
Germany - 3.4%
Axel Springer AG (a)	6,000	303,137
CENTROTEC Sustainable AG (a)	10,000	174,436
Deutsche Telekom AG (a)	60,000	722,932
SAP AG - ADR	14,800	1,033,336
United Internet AG (a)	45,000	848,184
		3,082,025
Italy - 2.0%
Enel S.P.A. (a)	125,000	451,949
Eni S.P.A. - ADR	10,000	468,200
Luxottica Group S.P.A. (a)	17,000	614,266
Recordati S.P.A. (a)	40,000	304,051
		1,838,466
Japan - 10.0%
ABC-MART, Inc. (a)	13,000	489,822
AEON Co. Ltd. (a)	40,000	526,798
Central Japan Railway Co. (a)	35	288,970
DeNA Co. Ltd. (a)	12,000	332,302
Don Quijote Co. Ltd. (a)	20,000	728,075
KDDI Corp. (a)	95	617,973
Komeri Co. Ltd. (a)	20,000	571,543
K's Holdings Corp. (a)	14,000	451,813
Mochida Pharmaceutical Co. Ltd. (a)	50,000	590,860
NAFCO Co. Ltd (a)	1,700	29,758
Nintendo Co. Ltd. - ADR	12,500	237,000
Nippon Telegraph and Telephone Corp. - ADR	20,000	452,400
Nitori Holdings Co. Ltd. (a)	2,000	180,825
NTT DOCOMO, Inc. (a)	275	457,242
Ryohin Keikaku Co. Ltd. (a)	13,000	673,183
Sundrug Co. Ltd. (a)	25,000	774,743
Takeda Pharmaceutical Co. Ltd. (a)	10,500	462,555

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 59.6% (Continued)	Shares	Value
Japan - 10.0% (Continued)
United Arrows Ltd. (a)	25,000	$524,342
Yamada Denki Co. Ltd. (a)	10,000	627,904
		9,018,108
Mexico - 1.1%
América Móvil S.A.B. de C.V. - Series A - ADR	30,000	738,000
Gruma S.A.B. de C.V. - ADR (b)	22,400	240,800
		978,800
Netherlands - 2.1%
ASML Holding N.V.	10,000	501,400
Royal Dutch Shell plc - Class A - ADR	8,000	561,040
Unilever N.V. - ADR	23,000	782,690
		1,845,130
New Zealand - 1.3%
Chorus Ltd. (b)	16,000	240,800
Telecom Corp. of New Zealand Ltd. - ADR	92,500	917,600
		1,158,400
Norway - 0.9%
Tomra Systems ASA (a)	95,000	776,401

Spain - 1.5%
Abengoa S.A. (a)	25,000	456,966
Industria de Diseño Textil S.A. (Inditex) (a)	2,000	191,409
Red Electrica Corp. S.A. (a)	15,000	734,172
		1,382,547
Sweden - 1.9%
Alfa Laval AB (a)	25,000	514,354
Axfood AB (a)	13,000	467,482
Hennes & Mauritz AB - B Shares (a)	14,100	509,696
Securitas AB - Class B (a)	25,000	241,032
		1,732,564
Switzerland - 3.4%
Actelion Ltd. (a) (b)	5,000	182,789
Nestlé S.A. - ADR	8,800	554,400
Novartis AG - ADR	14,000	775,740
Roche Holding Ltd. - ADR	15,000	654,600
SGS S.A. (a)	100	194,466
Swisscom AG - ADR	6,000	241,680
Synthes, Inc. (a)	2,500	433,684
		3,037,359

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 59.6% (Continued)	Shares	Value
Taiwan - 1.4%
Advanced Semiconductor Engineering, Inc. - ADR	50,000	$256,500
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	65,000	993,200
		1,249,700
United Kingdom - 13.9%
AstraZeneca plc - ADR	16,000	711,840
BHP Billiton plc - ADR	13,000	797,940
BT Group plc - ADR	10,000	361,600
Bunzl plc (a)	60,000	964,979
Dairy Crest Group plc (a)	70,000	373,073
Ensco plc - ADR	2,500	132,325
Fidessa Group plc (a)	24,000	635,478
GlaxoSmithKline plc - ADR	16,500	741,015
Greggs plc (a)	70,000	582,688
Interserve plc (a)	64,000	297,715
Marks & Spencer Group plc (a)	40,000	242,433
Mitie Group plc (a)	225,000	1,006,165
N Brown Group plc (a)	50,000	185,501
National Grid plc - ADR	13,000	656,240
Next plc (a)	15,000	715,206
PayPoint plc	335	3,333
Reckitt Benckiser Group plc - ADR	10,000	113,200
Sage Group plc (The) (a)	150,000	718,188
Scottish and Southern Energy plc (a)	35,000	744,337
Smith & Nephew plc - ADR	12,500	631,250
Ted Baker plc (a)	7,500	98,218
Vodafone Group plc - ADR	19,000	525,730
William Morrison Supermarkets plc (a)	160,000	762,779
WS Atkins plc (a)	45,000	529,140
		12,530,373

Total Common Stocks (Cost $50,928,390)		$53,695,758

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

EXCHANGE-TRADED FUNDS - 6.9%	Shares	Value
iShares MSCI Germany Index Fund	53,500	$1,244,945
iShares MSCI Hong Kong Index Fund	70,000	1,220,800
iShares MSCI Sweden Index Fund	43,000	1,247,430
iShares MSCI Switzerland Index Fund	50,500	1,264,015
iShares MSCI United Kingdom Index Fund	70,000	1,211,000
Total Exchange-Traded Funds (Cost $5,778,738)		$6,188,190

PUT OPTION CONTRACTS - 0.0% (c)	Contracts	Value
S&P 500 Index Option, 6/16/2012 at $1,150 (Cost $165,199)	150	$52,050

Total Investments at Value - 66.5% (Cost $56,872,327)		$59,935,998

MONEY MARKET FUNDS - 28.2%	Shares	Value
Northern Institutional Treasury Portfolio, 0.01% (d) (Cost $25,407,154)	25,407,154	$25,407,154

Total Investments and Money Market Funds at Value - 94.7% (Cost $82,279,481)		$85,343,152

Written Call Options - (4.3%)		(3,839,550)

Other Assets in Excess of Liabilities - 9.6%		8,616,299

Net Assets - 100.0%		$90,119,901

ADR	- American Depositary Receipt.

(a)	Fair value priced (Note 1). Fair valued securities totaled $32,129,288 at March 31, 2012, representing 35.7% of net assets.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2012.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS
March 31, 2012 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Depreciation
Dollar Index Future	6/15/2012	150	$11,872,500	$(156,881)

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2012 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
06/16/2012 at $1,150	150	$3,839,550	$3,284,801

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC INTERNATIONAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
March 31, 2012 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation
Euro STOXX 50 Index Future	6/15/2012	750	$24,118,040	$296,386
FTSE 100 Index Future	6/15/2012	150	13,740,302	167,763
Total Futures Contracts Sold Short			$37,858,342	$464,149

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

COMMON STOCKS - 66.9%	Shares	Value
Consumer Discretionary - 13.3%
Diversified Consumer Services - 1.8%
H&R Block, Inc.	2,000	$32,940
Strayer Education, Inc.	500	47,140
		80,080
Hotels, Restaurants & Leisure - 2.7%
Carnival Corp.	1,000	32,080
Darden Restaurants, Inc.	750	38,370
McDonald's Corp.	500	49,050
		119,500
Internet & Catalog Retail - 1.0%
Nutrisystem, Inc.	4,000	44,920

Leisure Equipment & Products - 1.5%
Hasbro, Inc.	1,750	64,260

Media - 1.1%
Meredith Corp.	1,500	48,690

Multiline Retail - 1.2%
Kohl's Corp.	1,000	50,030

Specialty Retail - 4.0%
American Eagle Outfitters, Inc.	3,000	51,570
Best Buy Co., Inc.	1,500	35,520
RadioShack Corp.	3,500	21,770
Staples, Inc.	4,000	64,720
		173,580
Consumer Staples - 17.9%
Beverages - 2.4%
Coca-Cola Co. (The)	750	55,508
PepsiCo, Inc.	750	49,762
		105,270
Food & Staples Retailing - 5.1%
Safeway, Inc.	3,000	60,630
SUPERVALU, INC.	4,000	22,840
Sysco Corp.	1,000	29,860
Walgreen Co.	1,500	50,235
Wal-Mart Stores, Inc.	1,000	61,200
		224,765

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 66.9% (Continued)	Shares	Value
Consumer Staples - 17.9% (Continued)
Food Products - 5.6%
Campbell Soup Co.	2,000	$67,700
ConAgra Foods, Inc.	1,000	26,260
Flowers Foods, Inc.	2,000	40,740
General Mills, Inc.	750	29,587
H.J. Heinz Co.	500	26,775
Kellogg Co.	1,000	53,630
		244,692
Household Products - 3.9%
Clorox Co. (The)	500	34,375
Colgate-Palmolive Co.	500	48,890
Kimberly-Clark Corp.	500	36,945
Procter & Gamble Co. (The)	750	50,408
		170,618
Personal Products - 0.9%
Avon Products, Inc.	2,000	38,720

Energy - 4.3%
Oil, Gas & Consumable Fuels - 4.3%
Chevron Corp.	500	53,620
ConocoPhillips	750	57,007
Exxon Mobil Corp.	500	43,365
Marathon Oil Corp.	1,000	31,700
		185,692
Health Care - 12.3%
Biotechnology - 0.8%
Amgen, Inc.	500	33,995

Health Care Equipment & Supplies - 2.4%
Becton, Dickinson and Co.	750	58,238
Medtronic, Inc.	1,200	47,028
		105,266
Health Care Providers & Services - 1.2%
Lincare Holdings, Inc.	2,000	51,760

Pharmaceuticals - 7.9%
Abbott Laboratories	1,000	61,290
AstraZeneca plc - ADR	1,000	44,490
Eli Lilly & Co.	1,000	40,270
Johnson & Johnson	1,000	65,960

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 66.9% (Continued)	Shares	Value
Health Care - 12.3% (Continued)
Pharmaceuticals - 7.9% (Continued)
Merck & Co., Inc.	1,500	$57,600
Novartis AG - ADR	1,000	55,410
Pfizer, Inc.	1,000	22,660
		347,680
Industrials - 3.9%
Commercial Services & Supplies - 1.0%
Avery Dennison Corp.	1,500	45,195

Electrical Equipment - 1.2%
Emerson Electric Co.	1,000	52,180

Industrial Conglomerates - 1.0%
3M Co.	500	44,605

Machinery - 0.7%
Illinois Tool Works, Inc.	500	28,560

Information Technology - 13.1%
Communications Equipment - 2.1%
Comtech Telecommunications Corp.	1,500	48,870
Harris Corp.	1,000	45,080
		93,950
Electronic Equipment & Instruments - 1.0%
Molex, Inc.	1,500	42,180

IT Services - 1.2%
Paychex, Inc.	1,750	54,232

Semiconductors & Semiconductor Equipment - 7.7%
Analog Devices, Inc.	1,000	40,400
Applied Materials, Inc.	2,500	31,100
Intel Corp.	2,500	70,275
Linear Technology Corp.	1,500	50,550
Maxim Integrated Products, Inc.	2,000	57,180
Microchip Technology, Inc.	1,500	55,800
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,000	30,560
		335,865

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 66.9% (Continued)	Shares	Value
Information Technology - 13.1% (Continued)
Software - 1.1%
Microsoft Corp.	1,500	$48,375

Materials - 1.2%
Chemicals - 1.2%
Scotts Miracle-Gro Co. (The) - Class A	1,000	54,160

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	1,250	39,038

Total Common Stocks (Cost $2,880,250)		$2,927,858

PUT OPTION CONTRACTS - 0.3%	Contracts	Value
S&P 500 Index Option, 6/16/2012 at $1,280 (Cost $27,413)	10	$11,310

Total Investments at Value - 67.2% (Cost $2,907,663)		$2,939,168

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 34.2%	Shares	Value
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares, 0.00% (a)	449,396	$449,396
First American Treasury Obligations Fund - Class Y, 0.00% (a)	1,047,511	1,047,511
Total Money Market Funds (Cost $1,496,907)		$1,496,907

Total Investments and Money Market Funds at Value - 101.4% (Cost $4,404,570)		$4,436,075

Written Call Options - (3.1%)		(133,810)

Other Assets in Excess of Liabilities - 1.7%		73,863

Net Assets - 100.0%		$4,376,128

ADR	- American Depositary Receipt.

(a)	Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2012.

See accompanying notes to Schedules of Investments.

HUSSMAN STRATEGIC DIVIDEND VALUE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2012 (Unaudited)

WRITTEN CALL OPTION CONTRACTS	Contracts	Value of Options	Premiums Received
S&P 500 Index Option,
06/16/2012 at $1,280	10	$133,810	$104,287

See accompanying notes to Schedules of Investments.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2012 (Unaudited)

1.  Securities and Options Valuation

The portfolio securities of Hussman Strategic Growth Fund, Hussman Strategic Total Return Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund (the “Funds”) are valued at market value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 Eastern time) on each business day the NYSE is open.  Securities, other than options, listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded.  However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used.  If there are no sales on that day, the securities are valued at the last bid price on the NYSE or other primary exchange for that day.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ.  Securities traded in the over-the-counter markets, other than NASDAQ quoted securities, are valued at the last sales price, or if there are no sales on that day, at the mean of the closing bid and asked prices.  Securities traded on a foreign stock exchange may be valued based upon the closing price on the principal exchange where the security is traded; however, because the value of securities traded on foreign stock exchanges may be materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which such securities are traded, such securities will typically be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees.  As a result, the prices of securities used to calculate a Fund’s net asset value may differ from quoted or published prices for the same securities.  Values of foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by an independent pricing quotation service.

Pursuant to procedures approved by the Board of Trustees, options traded on a national securities exchange are valued at prices between the closing bid and ask prices determined by Hussman Strategic Advisors, Inc. (the “Adviser”) to most closely reflect market value as of the time of computation of the net asset value. As of March 31, 2012, all options held by Hussman Strategic Growth Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund have been valued in this manner. Options not traded on a national securities exchange or board of trade, but for which over-the-counter market quotations are readily available, are valued at the mean of their closing bid and ask prices.  Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their last sale price as of the close of regular trading on the NYSE or, if not available, at the mean of the bid and ask prices.

Fixed income securities not traded or dealt in upon any securities exchange but for which over-the-counter market quotations are readily available generally are valued at the mean of their closing bid and asked prices.  Fixed income securities may also be valued on the basis of prices provided by an independent pricing service. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, absent unusual circumstances.

In the event that market quotations are not readily available or are determined by the Adviser to not be reflective of fair market value due to market events or developments, securities and options are valued at fair value as determined by the Adviser in accordance with procedures adopted by the Board of Trustees.  Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

For example, option contracts purchased and written by Hussman Strategic Growth Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund are classified as Level 2 since they are valued using “other significant observable inputs” at prices between the closing bid and ask prices determined by the Adviser to most closely reflect market value.  U.S. Treasury obligations held by Hussman Strategic Total Return Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.  Non-U.S. equity securities actively traded in foreign markets held by Hussman Strategic International Fund may be classified as Level 2 despite the availability of closing prices because the fair values of such securities are typically determined by an independent pricing service, as described in the preceding discussion of valuation of foreign securities.  The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure the value of a particular security may fall into more than one level of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of March 31, 2012 by security type:

Hussman Strategic Growth Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$4,994,007,533	$-	$-	$4,994,007,533
Put Option Contracts	-	73,575,000	-	73,575,000
Money Market Funds	1,692,378,630	-	-	1,692,378,630
Total Investments in Securities and Money Market Funds	$6,686,386,163	$73,575,000	$-	$6,759,961,163

Other Financial Instruments:
Written Call Option Contracts	$-	$(1,507,921,000)	$-	$(1,507,921,000)
Total Other Financial Instruments	$-	$(1,507,921,000)	$-	$(1,507,921,000)

Hussman Strategic Total Return Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$106,362,150	$-	$-	$106,362,150
U.S. Treasury Obligations	-	1,425,432,923	-	1,425,432,923
Exchange-Traded Funds	36,458,000	-	-	36,458,000
Money Market Funds	1,097,744,247	-	-	1,097,744,247
Total Investments in Securities and Money Market Funds	$1,240,564,397	$1,425,432,923	$-	$2,665,997,320

Hussman Strategic International Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$21,566,470	$32,129,288	$-	$53,695,758
Exchange-Traded Funds	6,188,190	-	-	6,188,190
Put Option Contracts	-	52,050	-	52,050
Futures Contracts	11,872,500	-	-	11,872,500
Money Market Funds	25,407,154	-	-	25,407,154
Total Investments in Securities and Money Market Funds	$65,034,314	$32,181,338	$-	$97,215,652

Other Financial Instruments:
Futures Contracts Sold Short	$(37,858,342)	$-	$-	$(37,858,342)
Written Call Option Contracts	-	(3,839,550)	-	(3,839,550)
Total Other Financial Instruments	$(37,858,342)	$(3,839,550)	$-	$(41,697,892)

Hussman Strategic Dividend Value Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities and Money Market Funds:
Common Stocks	$2,927,858	$-	$-	$2,927,858
Put Option Contracts	-	11,310	-	11,310
Money Market Funds	1,496,907	-	-	1,496,907
Total Investments in Securities and Money Market Funds	$4,424,765	$11,310	$-	$4,436,075

Other Financial Instruments:
Written Call Option Contracts	$-	$(133,810)	$-	$(133,810)
Total Other Financial Instruments	$-	$(133,810)	$-	$(133,810)

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Each Fund’s Schedule of Investments identifies the specific securities (by type of security and industry type or geographical region) that comprise that Fund’s holdings within the Level 1 and Level 2 categories shown in the tables above.  During the quarter ended March 31, 2012, the Funds did not have any significant transfers in and out of any Level.  In addition, the Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the quarter ended March 31, 2012.  It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.  Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.  Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2012:

	Hussman Strategic Growth Fund	Hussman Strategic Total Return Fund	Hussman Strategic International Fund	Hussman Strategic Dividend Value Fund
Cost of portfolio investments and option contracts	$4,800,086,398	$2,646,714,137	$78,994,680	$4,300,283

Gross unrealized appreciation	$878,677,952	$41,809,343	$6,126,964	$86,135
Gross unrealized depreciation	(426,724,187)	(22,526,160)	(3,618,042)	(84,153)

Net unrealized appreciation	$451,953,765	$19,283,183	$2,508,922	$1,982

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for Hussman Strategic Growth Fund and Hussman Strategic Total Return Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are primarily due to losses deferred due to wash sales.

4.  Other Investments and Strategies

If a Fund has significant investments in the securities of issuers in industries within a particular market sector, any development generally affecting issuers within that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  This may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  As of March 31, 2012, Hussman Strategic Growth Fund had 35.9% of the value of its net assets invested in stocks within the Health Care sector.  The value of companies in the Health Care sector may be significantly affected by technological obsolescence, changes in regulatory approval policies for drugs, medical devices or procedures and changes in governmental and private payment systems.

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds.  As of March 31, 2012, Hussman Strategic Total Return Fund had 41.1% of the value of its net assets invested in money market mutual funds registered under the Investment Company Act of 1940, including 28.8% of the value of its net assets in a single money market fund.  As of March 31, 2012, Hussman Strategic Growth Fund, Hussman Strategic International Fund and Hussman Strategic Dividend Value Fund had 32.2%, 28.2% and 34.2%, respectively, of the value of their net assets invested in money market mutual funds registered under the Investment Company Act of 1940.  An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.  While investor losses in money market mutual funds have been rare, they are possible.  In addition, the Funds will incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of money market mutual funds.

HUSSMAN INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Foreign Investment Risk – Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk.  Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs.  In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses.  Foreign governments may expropriate assets, impose capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry.  Any of these actions could have a severe effect on security prices and impair a Fund’s ability to bring its capital or income back to the U.S.  Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt.  Finally, the value of foreign securities may be affected by incomplete, less frequent, or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse.  Foreign companies may also receive less coverage than U.S. companies by market analysts and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Hussman Investment Trust

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	May 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John P. Hussman
John P. Hussman, President

Date	May 8, 2012

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	May 8, 2012

* Print the name and title of each signing officer under his or her signature.